Derivatives (Gains (Losses) On Derivatives) (Details) (Linn Energy, LLC [Member], USD $)	3 Months Ended											6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (63,931,000)	$ 326,733,000	$ (108,370,000)	$ 94,489,000	$ (411,405,000)	$ 439,647,000	$ 2,031,000	$ (210,339,000)	$ 824,240,000	$ 205,515,000	$ (369,476,000)	$ 218,363,000	$ 441,678,000	$ 154,432,000	$ 30,273,000	$ 124,762,000	$ 449,940,000	$ 75,211,000
Total Gains Losses On Derivative Instruments		$ 327,000,000	$ 108,000,000			$ 440,000,000	$ 2,000,000					$ 218,000,000	$ 442,000,000			$ 125,000,000	$ 450,000,000	$ 7,000,000